Statements of Changes in Net Assets (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Increase (decrease) in net assets from operations
Net investment loss	$ (1,188,214)	$ (1,893,578)	$ (3,913,874)	$ (6,076,298)	$ (8,526,262)	$ (8,189,198)
Net realized gain (loss) on futures and forward contracts	237,278	1,095,039	1,922,875	9,098,897	(78,663)	16,144,514
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(1,335,397)	3,626,932	(2,467,731)	(2,903,173)	(6,827,449)	7,312,721
Net increase (decrease) in net assets from operations	(2,286,333)	2,828,393	(4,458,730)	119,426	(15,432,374)	15,268,037
Capital share transactions
Issuance of Units			1,268,273	7,823,754	8,758,785	10,978,166
Redemption of Units			(16,726,091)	(17,657,537)	(22,962,184)	(18,316,575)
Net decrease in net assets from capital share transactions			(15,457,818)	(9,833,783)	(14,203,399)	(7,338,409)
Net increase (decrease) in net assets			(19,916,548)	(9,714,357)	(29,635,773)	7,929,628
Net assets, beginning of period			63,429,698	93,065,471	93,065,471	85,135,843
Net assets, end of period	43,513,150	83,351,114	43,513,150	83,351,114	63,429,698	93,065,471
SERIES A
Increase (decrease) in net assets from operations
Net investment loss	(536,694)	(805,046)	(1,763,604)	(2,455,133)	(3,505,128)	(3,174,189)
Net realized gain (loss) on futures and forward contracts	227,128	377,241	888,163	2,903,223	(334,077)	5,868,855
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(516,977)	1,342,148	(888,024)	(784,504)	(2,183,020)	2,396,138
Net increase (decrease) in net assets from operations	(826,543)	914,343	(1,763,465)	(336,414)	(6,022,225)	5,090,804
Capital share transactions
Issuance of Units			695,444	4,025,158	4,697,837	7,239,910
Redemption of Units			(9,148,049)	(4,507,233)	(6,354,664)	(7,086,271)
Net decrease in net assets from capital share transactions			(8,452,605)	(482,075)	(1,656,827)	153,639
Net increase (decrease) in net assets			(10,216,070)	(818,489)	(7,679,052)	5,244,443
Net assets, beginning of period			30,877,886	38,556,938	38,556,938	33,312,495
Net assets, end of period	20,661,816	37,738,449	20,661,816	37,738,449	30,877,886	38,556,938
Units, beginning of period			23,634.331	24,863.954	24,863.954	24,594.117
Issuance of Units			547.919	2,578.344	3,038.045	5,431.210
Redemption of Units			(7,145.957)	(2,905.072)	(4,267.668)	(5,161.373)
Units, end of period	17,036.293	24,537.226	17,036.293	24,537.226	23,634.331	24,863.954
SERIES B
Increase (decrease) in net assets from operations
Net investment loss	(651,520)	(1,088,532)	(2,150,270)	(3,621,165)	(5,021,134)	(5,015,009)
Net realized gain (loss) on futures and forward contracts	10,150	717,798	1,034,712	6,195,674	255,414	10,275,659
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(818,420)	2,284,784	(1,579,707)	(2,118,669)	(4,644,429)	4,916,583
Net increase (decrease) in net assets from operations	(1,459,790)	1,914,050	(2,695,265)	455,840	(9,410,149)	10,177,233
Capital share transactions
Issuance of Units			572,829	3,798,596	4,060,948	3,738,256
Redemption of Units			(7,578,042)	(13,150,304)	(16,607,520)	(11,230,304)
Net decrease in net assets from capital share transactions			(7,005,213)	(9,351,708)	(12,546,572)	(7,492,048)
Net increase (decrease) in net assets			(9,700,478)	(8,895,868)	(21,956,721)	2,685,185
Net assets, beginning of period			32,551,812	54,508,533	54,508,533	51,823,348
Net assets, end of period	$ 22,851,334	$ 45,612,665	$ 22,851,334	$ 45,612,665	$ 32,551,812	$ 54,508,533
Units, beginning of period			23,394.345	30,734.730	30,734.730	35,626.349
Issuance of Units			417.205	2,121.401	2,282.737	2,613.002
Redemption of Units			(5,609.419)	(7,256.544)	(9,623.122)	(7,504.621)
Units, end of period	18,202.131	25,599.587	18,202.131	25,599.587	23,394.345	30,734.730